Performance Management - Ivy Variable Insurance Portfolios Classes - Standard and Service	Dec. 31, 2025
Nomura VIP Core Equity Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Core Equity Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 20.25% for the quarter ended June 30, 2020, and its lowest quarterly return was -17.87% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	15.30%	13.79%	13.78%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)....................	17.88%	14.42%	14.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Core Equity Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	20.25%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(17.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Growth Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Growth Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 25.41% for the quarter ended June 30, 2020, and its lowest quarterly return was -19.68% for the quarter ended June 30, 2022.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	8.41%	11.89%	15.40%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes).................	17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)...........	18.56%	15.32%	18.13%
[1]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Growth Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	25.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.68%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nomura VIP Mid Cap Growth Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Mid Cap Growth Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 37.22% for the quarter ended June 30, 2020, and its lowest quarterly return was -21.86% for the quarter ended June 30, 2022.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years or lifetime
Service Class...........................................................	1.18%	-0.08%	10.66%
Standard Class (lifetime: 4/28/17-12/31/25)......................................	1.38%	0.16%	10.77%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes).................	17.15%	13.15%	14.29%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)..........	8.66%	6.65%	12.49%
[2]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Mid Cap Growth Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	37.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(21.86%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nomura VIP Smid Cap Core Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Smid Cap Core Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
Effective April 28, 2017, the Series changed its name and strategy to reflect a greater emphasis on core style companies. Performance prior to April 28, 2017 reflects the Series’ former strategy and may have differed if the Series’ current strategy had been in place.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
Effective November 15, 2021, the Series changed its investment strategy. Performance prior to November 15, 2021 reflects the Series’ former strategy; its performance may have differed if the Series’ current strategy had been in place.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 26.96% for the quarter ended December 31, 2020, and its lowest quarterly return was -29.04% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	8.39%	8.07%	9.91%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes).................	17.15%	13.15%	14.29%
Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)................	11.91%	7.26%	10.40%
[3]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Smid Cap Core Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	26.96%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(29.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Small Cap Growth Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Small Cap Growth Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 27.15% for the quarter ended June 30, 2020, and its lowest quarterly return was -21.59% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years or lifetime
Service Class...........................................................	13.39%	2.20%	8.69%
Standard Class (lifetime: 11/2/18-12/31/25)......................................	13.73%	2.47%	7.62%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes).................	17.15%	13.15%	14.29%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)...........	13.01%	3.18%	9.57%
[4]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Small Cap Growth Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	27.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(21.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Value Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Value Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 18.82% for the quarter ended December 31, 2020, and its lowest quarterly return was -29.30% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	9.41%	9.49%	8.92%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes).................	17.37%	13.59%	14.59%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes).............	15.91%	11.33%	10.53%
[5]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Value Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	18.82%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(29.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Corporate Bond Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Corporate Bond Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
Effective April 30, 2018, the Series changed its name and strategy to reflect a focus on corporate bonds, rather than in bonds generally. Performance prior to April 30, 2018 reflects the Series’ former strategy and may have differed if the Series’ current strategy had been in place.
On April 30, 2021, the Series became part of the Nomura Funds and Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
Effective November 15, 2021, the Series changed its investment strategy. Performance prior to November 15, 2021 reflects the Series’ former strategy; its performance may have differed if the Series’ current strategy had been in place.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 9.53% for the quarter ended June 30, 2020, and its lowest quarterly return was -7.47% for the quarter ended June 30, 2022.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	6.48%	-0.48%	2.58%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
Bloomberg US Corporate Bond Index (reflects no deduction for fees, expenses, or taxes).....	7.77%	-0.09%	3.27%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Corporate Bond Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(7.47%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nomura VIP High Income Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP High Income Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
Effective November 15, 2021, the Series changed its investment strategy. Performance prior to November 15, 2021 reflects the Series’ former strategy; its performance may have differed if the Series’ current strategy had been in place.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 8.56% for the quarter ended June 30, 2020, and its lowest quarterly return was -14.50% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years or lifetime
Service Class...........................................................	7.17%	3.73%	5.56%
Standard Class (lifetime: 4/28/17-12/31/25)......................................	7.41%	3.98%	4.47%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes).	8.50%	4.50%	6.44%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP High Income Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(14.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Limited-Term Bond Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Limited-Term Bond Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
Effective November 15, 2021, the Series changed its investment strategy. Performance prior to November 15, 2021 reflects the Series’ former strategy; its performance may have differed if the Series’ current strategy had been in place.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 3.06% for the quarter ended December 31, 2023, and its lowest quarterly return was -2.70% for the quarter ended March 31, 2022.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	4.70%	1.75%	2.12%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)...............................................................	5.35%	1.97%	2.09%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Limited-Term Bond Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	3.06%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(2.70%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Nomura VIP Global Growth Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Global Growth Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
Effective November 15, 2021, the Series changed its investment strategy. Performance prior to November 15, 2021 reflects the Series’ former strategy; its performance may have differed if the Series’ current strategy had been in place.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 22.38% for the quarter ended June 30, 2020, and its lowest quarterly return was -20.55% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	17.93%	9.99%	10.71%
MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses)......	22.34%	11.19%	11.72%
MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes)...............................................................	22.87%	11.70%	12.28%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Global Growth Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP International Core Equity Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP International Core Equity Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
Effective November 15, 2021, the Series changed its investment strategy. Performance prior to November 15, 2021 reflects the Series’ former strategy; its performance may have differed if the Series’ current strategy had been in place.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 18.89% for the quarter ended December 31, 2022, and its lowest quarterly return was -24.54% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	24.17%	7.83%	6.62%
Standard Class (lifetime): 3/28/24-12/31/25......................................	24.55%	n/a	12.07%
MSCI ACWI (All Country World Index) ex USA (net) (reflects no deduction for fees or expenses)............................................................	32.39%	7.91%	8.41%
MSCI ACWI (All Country World Index) ex USA (gross) (reflects no deduction for fees, expenses, or taxes)......................................................	33.11%	8.46%	8.95%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP International Core Equity Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	18.89%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(24.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Asset Strategy Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Asset Strategy Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
Effective November 15, 2021, the Series changed its investment strategy. Performance prior to November 15, 2021 reflects the Series’ former strategy; its performance may have differed if the Series’ current strategy had been in place.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 17.70% for the quarter ended June 30, 2020, and its lowest quarterly return was -19.16% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years or lifetime
Service Class...........................................................	16.66%	7.07%	7.84%
Standard Class (lifetime: 4/28/17-12/31/25)......................................	16.87%	7.33%	8.88%
MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes)...............................................................	22.87%	11.70%	12.28%
MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses)......	22.34%	11.19%	11.72%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Asset Strategy Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	17.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Balanced Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Balanced Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
Effective November 15, 2021, the Series changed its investment strategy. Performance prior to November 15, 2021 reflects the Series’ former strategy; its performance may have differed if the Series’ current strategy had been in place.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 15.52% for the quarter ended June 30, 2020, and its lowest quarterly return was -16.23% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	11.79%	7.85%	8.38%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)....................	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Balanced Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(16.23%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Energy Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Energy Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
Effective November 15, 2021, the Series changed its investment strategy. Performance prior to November 15, 2021 reflects the Series’ former strategy; its performance may have differed if the Series’ current strategy had been in place.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 37.65% for the quarter ended December 31, 2020, and its lowest quarterly return was -59.78% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years or lifetime
Service Class...........................................................	11.89%	18.61%	1.74%
Standard Class (lifetime: 4/28/17-12/31/25)......................................	12.41%	18.94%	0.55%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes).....................	17.88%	14.42%	14.82%
S&P 1500 Energy Sector Index (reflects no deduction for fees, expenses, or taxes).........	7.69%	23.58%	7.77%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Energy Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	37.65%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(59.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Natural Resources Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Natural Resources Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
Waddell & Reed Investment Management Company (WRIMCO) served as the Series’ investment adviser until October 1, 2016, when Ivy Investment Management Company, an affiliate of WRIMCO, became the Series’ investment adviser. On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment managers.
Effective November 15, 2021, the Series changed its investment strategy. Performance prior to November 15, 2021 reflects the Series’ former strategy; its performance may have differed if the Series’ current strategy had been in place.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 25.22% for the quarter ended June 30, 2020, and its lowest quarterly return was -38.30% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	37.75%	15.73%	6.94%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes).....................	17.88%	14.42%	14.82%
S&P Global Natural Resources Index (reflects no deduction for fees, expenses, or taxes).....	28.86%	10.60%	10.38%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Natural Resources Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	25.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(38.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Science and Technology Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Science and Technology Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 27.96% for the quarter ended June 30, 2025, and its lowest quarterly return was -23.42% for the quarter ended June 30, 2022.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years or lifetime
Service Class...........................................................	33.36%	13.71%	17.20%
Standard Class (lifetime: 4/28/17-12/31/25)......................................	33.69%	13.99%	18.49%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes).....................	17.88%	14.42%	14.82%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses, or taxes)...............................................................	27.82%	18.02%	22.54%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Science and Technology Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	27.96%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.42%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nomura VIP Pathfinder Aggressive Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Pathfinder Aggressive Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 18.87% for the quarter ended June 30, 2020, and its lowest quarterly return was -18.62% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	15.86%	8.40%	9.88%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes).....................	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)*...........	19.90%	9.97%	10.89%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)..................	17.15%	13.15%	14.29%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)....................	31.22%	8.92%	8.18%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes).............	31.89%	9.47%	8.72%
Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)............	7.83%	-0.05%	3.15%
[6],[7]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Pathfinder Aggressive Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	18.87%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(18.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Pathfinder Moderately Aggressive Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Pathfinder Moderately Aggressive Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 17.27% for the quarter ended June 30, 2020, and its lowest quarterly return was -16.61% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	14.59%	7.67%	8.92%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes).....................	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)*...........	18.11%	8.97%	10.05%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)..................	17.15%	13.15%	14.29%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)....................	31.22%	8.92%	8.18%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes).............	31.89%	9.47%	8.72%
Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)............	7.83%	-0.05%	3.15%
Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)...............................................................	5.35%	1.97%	2.09%
[8],[9]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Pathfinder Moderately Aggressive Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	17.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(16.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Pathfinder Moderate Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Pathfinder Moderate Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 15.60% for the quarter ended June 30, 2020, and its lowest quarterly return was -14.48% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	13.50%	6.81%	8.01%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes).....................	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)*...........	16.35%	7.97%	9.21%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)..................	17.15%	13.15%	14.29%
Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)............	7.83%	-0.05%	3.15%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)....................	31.22%	8.92%	8.18%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes).............	31.89%	9.47%	8.72%
Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)...............................................................	5.35%	1.97%	2.09%
[10],[11]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Pathfinder Moderate Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(14.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Pathfinder Moderately Conservative Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Pathfinder Moderately Conservative Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 14.04% for the quarter ended June 30, 2020, and its lowest quarterly return was -12.43% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	12.08%	5.87%	7.16%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes).....................	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)*...........	14.60%	6.96%	8.35%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)..................	17.15%	13.15%	14.29%
Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)............	7.83%	-0.05%	3.15%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)....................	31.22%	8.92%	8.18%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes).............	31.89%	9.47%	8.72%
Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)...............................................................	5.35%	1.97%	2.09%
[12],[13]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Pathfinder Moderately Conservative Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(12.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Pathfinder Conservative Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Pathfinder Conservative Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 12.39% for the quarter ended June 30, 2020, and its lowest quarterly return was -10.22% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	10.44%	4.91%	6.23%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes).....................	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)*...........	12.86%	5.95%	7.49%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)..................	17.15%	13.15%	14.29%
Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)............	7.83%	-0.05%	3.15%
Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)...............................................................	5.35%	1.97%	2.09%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)....................	31.22%	8.92%	8.18%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes).............	31.89%	9.47%	8.72%
[14],[15]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Pathfinder Conservative Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Pathfinder Moderate — Managed Volatility Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Pathfinder Moderate — Managed Volatility Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 9.04% for the quarter ended December 31, 2020, and its lowest quarterly return was -11.06% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	10.72%	5.98%	6.64%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes).....................	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)*...........	16.35%	7.97%	9.21%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)..................	17.15%	13.15%	14.29%
Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)............	7.83%	-0.05%	3.15%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)....................	31.22%	8.92%	8.18%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes).............	31.89%	9.47%	8.72%
Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)...............................................................	5.35%	1.97%	2.09%
[16],[17]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Pathfinder Moderate — Managed Volatility Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.04%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(11.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 10.47% for the quarter ended December 31, 2020, and its lowest quarterly return was -13.29% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	12.08%	6.87%	7.48%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes).....................	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)*...........	18.11%	8.97%	10.05%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)..................	17.15%	13.15%	14.29%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)....................	31.22%	8.92%	8.18%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes).............	31.89%	9.47%	8.72%
Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)............	7.83%	-0.05%	3.15%
Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)...............................................................	5.35%	1.97%	2.09%
[18],[19]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.47%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(13.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.
On April 30, 2021, Delaware Management Company became the Series’ investment manager. The returns shown from before April 30, 2021 are from the Series’ prior investment manager.
You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/vip-performance.
Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year and the table shows how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Series.
Bar Chart [Heading]	Calendar year-by-year total return (Service Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 8.62% for the quarter ended December 31, 2023, and its lowest quarterly return was -8.68% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance [Table]

	1 year	5 years	10 years
Service Class...........................................................	9.26%	4.95%	5.83%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes).....................	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)*...........	14.60%	6.96%	8.35%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)..................	17.15%	13.15%	14.29%
Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)............	7.83%	-0.05%	3.15%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)....................	31.22%	8.92%	8.18%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes).............	31.89%	9.47%	8.72%
Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)...............................................................	5.35%	1.97%	2.09%
[20],[21]
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	nomuraassetmanagement.com/vip-performance
Performance Availability Phone [Text]	800 523-1918
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series | Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.62%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(8.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[2]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[3]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[4]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[5]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[6]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[7]
*	The Current Blended Benchmark is computed using a combination of 55% Russell 3000 Index + 30% MSCI EAFE Index + 15% Bloomberg US Credit Index.

[8]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[9]
*	The Current Blended Benchmark is computed using a combination of 50% Russell 3000 Index + 25% MSCI EAFE Index + 20% Bloomberg US Credit Index + 5% Bloomberg 1-3 Year US Government/Credit Index.

[10]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[11]
*	The Current Blended Benchmark is computed using a combination of 45% Russell 3000 Index + 25% Bloomberg US Credit Index + 20% MSCI EAFE Index + 10% Bloomberg 1-3 Year US Government/Credit Index.

[12]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[13]
*	The Current Blended Benchmark is computed using a combination of 40% Russell 3000 Index + 30% Bloomberg US Credit Index + 15% MSCI EAFE Index + 15% Bloomberg 1-3 Year US Government/Credit Index.

[14]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[15]
*	The Current Blended Benchmark is computed using a combination of 35% Russell 3000 Index + 35% Bloomberg US Credit Index + 20% Bloomberg 1-3 Year US Government/Credit Index + 10% MSCI EAFE Index.

[16]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[17]
*	The Current Blended Benchmark is computed using a combination of 45% Russell 3000 Index + 25% Bloomberg US Credit Index + 20% MSCI EAFE Index + 10% Bloomberg 1-3 Year US Government/Credit Index.

[18]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[19]
*	The Current Blended Benchmark is computed using a combination of 50% Russell 3000 Index +25% MSCI EAFE Index + 20% Bloomberg US Credit Index + 5% Bloomberg 1-3 Year US Government/Credit Index.

[20]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[21]
*	The Current Blended Benchmark is computed using a combination of 40% Russell 3000 Index + 30% Bloomberg U.S. Credit Index + 15% MSCI EAFE Index + 15% Bloomberg 1-3 Year US Government/Credit Index.